Earnings per share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of computations of basic and diluted earnings per share
The computation of basic and diluted EPS for the three and six months ended June 30, 2023 and 2022 were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Net income (loss) for the computation of basic EPS	$492,894	$339,826	$924,999	$(1,661,004)
Weighted average ordinary shares outstanding—basic	231,318,582	240,367,450	235,321,261	240,008,449
Basic EPS	$2.13	$1.41	$3.93	$(6.92)

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Net income (loss) for the computation of diluted EPS	$492,894	$339,826	$924,999	$(1,661,004)
Weighted average ordinary shares outstanding—diluted	232,866,512	242,264,561	237,204,222	240,008,449
Diluted EPS	$2.12	$1.40	$3.90	$(6.92)

Schedule of computation of ordinary shares outstanding, excluding unvested restricted stock
The computations of ordinary shares outstanding, excluding shares of unvested restricted stock, as of June 30, 2023 and December 31, 2022 were as follows:

	June 30, 2023	December 31, 2022
	Number of ordinary shares
Ordinary shares issued	250,347,345	250,347,345
Treasury shares	(17,841,852)	(4,416,070)
Ordinary shares outstanding	232,505,493	245,931,275
Shares of unvested restricted stock	(4,233,182)	(4,837,602)
Ordinary shares outstanding, excluding shares of unvested restricted stock	228,272,311	241,093,673